RELATED PARTY TRANSACTIONS (Tables)	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Jan. 31, 2024
Related Party Transactions [Abstract]
Schedule of balances due to related parties included in accounts payable, accrued liabilities, and promissory note payable [Table Text Block]
	March 31, 2024	January 31, 2024
	$	$
Lease liabilities due to a company controlled by the CEO	4,917,482	4,961,727
Due to the CFO	770	561
	4,918,252	4,962,288

	January 31, 2024	January 31, 2023
	$	$
Due to the President and CEO	-	2,043,019
Lease liabilities due to a company controlled by the CEO	4,961,727	8,953,425
Due to the CFO	561	692
	4,962,288	10,997,136

Schedule of transactions with related parties including key management personnel [Table Text Block]
	Years ended
	March 31, 2024	January 31, 2024
	$	$
Consulting fees paid to a director	30,000	65,000
Amounts paid to CEO or companies controlled by CEO for leases	126,756	1,001,214
Amounts paid to CEO or companies controlled by CEO for repayments of promissory note	-	2,078,229
Amounts paid to CEO or companies controlled by CEO for remuneration	38,462	200,000
Salary paid to directors and officers	92,420	438,162
Share-based compensation	-	22,128
	287,638	3,804,733

	2024	2023
	$	$
Consulting fees paid to a director	65,000	125,000
Amounts paid to CEO or companies controlled by CEO for leases	1,001,214	1,239,090
Amounts paid to CEO or companies controlled by CEO for repayments of promissory note	2,078,229	6,584,146
Amounts paid to CEO or companies controlled by CEO for remuneration	200,000	200,000
Salary paid to directors and officers	438,162	398,950
Share-based compensation	22,128	153,426
	3,804,733	8,700,612